Segment Information - Schedule of Net Sales From External Customers by Product Category (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 26, 2014	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Revenue from External Customer [Line Items]
Net sales	$ 337,591	$ 416,239	$ 395,724	$ 353,046	$ 358,375	$ 437,814	$ 432,367	$ 432,586	$ 426,401	$ 1,523,384	$ 1,729,168	$ 1,702,838
Metal Electrical Conduit and Fittings
Revenue from External Customer [Line Items]
Net sales										331,187	320,367	300,594
Armored Cable and Fittings
Revenue from External Customer [Line Items]
Net sales										318,279	332,153	341,912
PVC Electrical Conduit & Fittings
Revenue from External Customer [Line Items]
Net sales										258,954	269,808	238,042
Mechanical Pipe
Revenue from External Customer [Line Items]
Net sales										249,811	286,799	282,789
Metal Framing & Fittings
Revenue from External Customer [Line Items]
Net sales										181,954	174,976	176,047
Other
Revenue from External Customer [Line Items]
Net sales										175,383	166,472	170,766
Impact of Fence and Sprinkler
Revenue from External Customer [Line Items]
Net sales										$ 7,816	$ 178,593	$ 192,688